Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings
23.	Borrowings
Borrowings as of December 31, 2021 and 2022 are as follows:

	2021			2022
	Interest rate (%)	Amount		Interest rate (%)	Amount
Borrowings denominated in Korean won:
Borrowings from Bank of Korea	0.25~0.25	~~W~~	5,278,331	0.25~1.75	~~W~~	5,100,325
Others	0.00~3.93		18,412,343	0.00~7.60		23,091,971

			23,690,674			28,192,296

Borrowings denominated in foreign currencies:
Overdraft due from banks	0.00~0.30		42,434	0.00~0.30		48,072
Borrowings from banks	(0.49)~12.29		5,292,872	0.15~21.20		7,811,701
Others	0.00~11.25		1,890,291	0.00~22.65		2,397,605

			7,225,597			10,257,378

Call money	(0.30)~1.52		1,534,611	0.05~6.30		1,276,301
Bill of sale	0.00~1.47		9,032	0.00~3.95		15,057
Bonds sold under repurchase agreements	0.00~6.25		10,709,115	0.00~6.80		9,544,536
Deferred origination costs			(1,964)			(6,393)

		~~W~~	43,167,065		~~W~~	49,279,175